MANAGEMENT DISCUSSION AND ANALYSIS

Federated U.S. Government Securities Fund: 2-5 Years

Annual Report for Fiscal Year Ended January 31, 2000

INSTITUTIONAL SHARES

INSTITUTIONAL SERVICE SHARES

Federated U.S. Government Securities Fund: 2-5 Years (GOV2-5) invests in U.S. government securities, which include U.S. Treasury and agency obligations. The fund's average duration is managed within 20% of the duration of the Merrill Lynch 3-5 Year Treasury Index. 1 Standard & Poor's has maintained the fund's "AAAf" credit rating.2

U.S. Treasury yields increased significantly during the fund's annual reporting period, continuing the trend which began in the fourth quarter of 1998. The year 1999 was the worst year for the Treasury market since 1994. Yields of 2-year and 5-year Treasury notes ended January 2000 at 6.59% and 6.68%, respectively, compared to 4.57% and 4.54% at the end of January 1999 and the early October 1998 lows of 3.85% and 3.97%. Stronger than expected U.S. economic growth combined with rebounding global economies fueled market fears of higher inflation. Market expectations shifted dramatically from pricing in further Federal Reserve Board (the "Fed") easing during the fourth quarter of 1998, to pricing in a tighter Fed monetary policy. These expectations were realized when the federal funds target rate was increased for the first time since March 1997 from 4.75% to 5.00% in June 1999. The federal funds target rate was increased two more times to 5.5% by mid- November 1999, reversing all three Fed easings implemented during the fall of 1998.

1 This index is unmanaged.

2 "AAAf" rated fund portfolio holdings and counterparties provide extremely strong protection against losses from credit defaults. This rating, however is subject to change and does not remove market risk.

Almost 10% of the Fund's Treasury position was shifted into Agency Securities to take advantage of dramatically wider agency yield spreads versus Treasurys, during the "flight to quality" environment of late summer/early fall 1998. Agency Securities outperformed Treasurys during the first half of the fund's reporting period, but the fund increased its agency position when agency yield spreads widened versus Treasurys during the summer of 1999. Similar to 1998, agency issuance exceeded Treasury note and bond issuance in 1999.

The federal funds target rate was increased to 5.75% in early February 2000. Further monetary policy tightening at the March Federal Open Market Committee ("FOMC") meeting is highly likely and is currently reflected in the front end of the yield curve. However, in the absence of concrete evidence of rising inflation, Fed tightenings will be more moderate than aggressive. The fund's average duration remained at or below its neutral target and ended the reporting period at 3.4 years. The fund's net total return for the year ended January 31, 2000 was (1.41)% for the fund's Institutional Shares and (1.66)% for the Institutional Service Shares, 1 versus (1.07)% for the Merrill Lynch 3-5 Year Treasury Index.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INSTITUTIONAL SHARES

GROWTH OF $25,000 INVESTED IN FEDERATED U.S. GOVERNMENT SECURITIES
FUND: 2-5 YEARS

APPENDEX A1



AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED JANUARY 31, 2000
1 Year     (1.41%)
5 Years    5.83%
10 Years   6.55%


The graph above illustrates the hypothetical investment of $25,000 1 in the Federated U.S. Government Securities Fund: 2-5 Years (Institutional Shares) (the "Fund") from January 31, 1991 to January 31, 2000, compared to the Merrill Lynch 3 Year Treasury Index (MLTYT), Merrill Lynch 3-
5 Year Treasury Index (MLTFYT),2 the Lipper Short U.S. Treasury Funds Average (LSUSTFA),3 and the Lipper Short-Intermediate U.S. Government Funds Average (LSIUSGFA).3

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

This report must be preceded or accompanied by the Fund's prospectus dated March 31, 2000, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The MLTYT, MLTFYT, the LSUSTFA, and the LSIUSGFA have been adjusted to reflect reinvestment of dividends on securities in the indices and average.

2 The MLTYT and MLTFYT are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indices are unmanaged, and investments cannot be made in an index.

3 The LSUSTFA and the LSIUSGFA represent the average of the total returns reported by all the mutual funds designated by the Lipper Analytical Services, Inc. as following in the respective categories, and are not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

INSTITUTIONAL SERVICE SHARES

GROWTH OF $25,000 INVESTED IN FEDERATED U.S. GOVERNMENT SECURITIES
FUND: 2-5 YEARS


APPENDEX A2



AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED JANUARY 31, 2000
1 Year                            (1.66%)
5 Years                           5.57%
Start of Performance (5/30/92)    5.07%


The graph above illustrates the hypothetical investment of $25,000 1 in the Federated U.S. Government Securities Fund: 2-5 Years (Institutional
Service Shares) (the "Fund") from May 30, 1992 (start of performance) to January 31, 2000, compared to the Merrill Lynch 3 Year Treasury
Index (MLTYT), Merrill Lynch 3-5 Year Treasury Index (MLTFYT),2 the Lipper Short U.S. Treasury Funds Average (LSUSTFA),3 and the Lipper
Short-Intermediate U.S. Government Funds Average ( LSIUSGFA).3

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

This report must be preceded or accompanied by the Fund's prospectus dated March 31, 2000, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The MLTFYT, the LSUSTFA, and the LSIUSGFA have been adjusted to reflect reinvestment of dividends on securities in the indices and average.

2 The MLTYT and MLTFYT are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indices are unmanaged and investments cannot be made in an index.

3 The LSUSTFA and the LSIUSGFA represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as following in the respective categories, and are not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

 [Graphic]
 Federated

 Federated U.S. Government Securities Fund: 2-5 Years
 Federated Investors Funds
 5800 Corporate Drive

 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 31428P103

Cusip 31428P202

8022502ARS (3/99)

 [Graphic]


PROSPECTUS

Federated U.S. Government Securities Fund: 2-5 Years

INSTITUTIONAL SHARES


A mutual fund seeking to provide current income by investing in a portfolio of short-to-intermediate U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


MARCH 31, 2000


CONTENTS

Risk/Return Summary  1
What are the Fund's Fees and Expenses?  3
What are the Fund's Investment Strategies?  4
What are the Principal Securities in Which the Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  5

What Do Shares Cost?  6
How is the Fund Sold?  6
How to Purchase Shares  7
How to Redeem Shares  8
Account and Share Information  9
Who Manages the Fund?  10
Financial Information  11

Report of Ernst & Young LLP, Independent Auditors  21


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified, short-to-intermediate term portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund maintains a weighted average portfolio duration that is within 20 percent of the weighted average portfolio duration of the Merrill Lynch 3-5 Year Treasury Index. This index is a market capitalization weighted index including all U.S. Treasury Notes and Bonds with maturities greater than or equal to three years and less than five years.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factor that may reduce the Fund's returns is changes in prevailing interest rates. An increase in interest rates may result in a decrease in the value of Fund Shares.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consist s of a bar chart representing the annual total returns of Institutional Shares as of the calendar year-end for each of the 10 years.

The `y' axis reflects the "% Total Return" beginning with "-0.5" and increasing in increments of 5% up to 15%.

The `x' axis represents calculation periods for the last ten calendar years of the Fund's start of business, beginning with the earliest year. The light gray shaded chart features 10 distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999. The percentages noted are:

9.40%,13.45%,6.66%,7.10%,-1.91%,13.57%,3.58%.7.14%,8.11%-.0.52%.



The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are not sold subject to a sales charge (load). Hence, the total returns displayed above are based upon the net asset value.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 4.73% (quarter ended September 30, 1998). Its lowest quarterly return was (1.51%) (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN

The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar period December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Merrill Lynch 3 Year Treasury Index (MLTYT) and Merrill Lynch 3-5 Year Treasury Index (MLTFYT), broad-based market indexes, the Lipper Short U.S. Treasury Funds Average (LSUSTFA) and the Lipper Short Intermediate U.S. Government Funds Average (LSIUSGFA), an average of funds with similar investment objectives. Total returns for the indexes shown do not reflect sales charges, expense, or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged and it is not possible to invest directly in an index.

CALENDAR PERIOD    FUND     MLTYT   MLTFYT   LSUSTFA   LSIUSGFA
1 Year             (0.52%)  1.43%   0.04%    1.68%     0.65%
5 Years             6.27%   6.83%   7.23%    5.96%     6.00%
10 Years            6.54%   6.89%   7.40%    6.16%     6.47%

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

SHAREHOLDER FEES
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)            None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions)
(as a percentage of
offering price)               None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)      None
Exchange Fee                  None

ANNUAL FUND OPERATING
EXPENSES (Before Waiver) 1
Expenses That are Deducted
From Fund Assets (as
percentage of average net
assets)
Management Fee                0.40%
Distribution (12b-1) Fee      None
Shareholder Services Fee 2    0.25%
Other Expenses                0.15%
Total Annual Fund
Operating Expenses            0.80%

1 Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended January 31, 2000.

 Total Waiver of Fund
Expenses                       0.24%
 Total Actual Annual Fund
Operating Expenses (after

waiver)                        0.56%

2 The shareholder services provider voluntarily waived a portion of the Institutional Shares shareholder service fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.01% for the year ended January 31, 2000.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year   $    82
3 Years  $   255
5 Years  $   444
10 Years $   990


What are the Fund's Investment Strategies?

The Fund invests in a portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund's adviser actively manages its portfolio, seeking to limit the interest rate risk taken by the Fund while selecting investments that should offer enhanced returns based upon the adviser's interest rate outlook.

The adviser manages the Fund's interest rate risk by limiting the dollar-weighted average duration of its portfolio securities to be not less than two years nor more than five years. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. As a matter of investment policy, under normal market conditions, the adviser limits the average duration of the portfolio to within 20% of the duration of the Merrill Lynch 3-5 Year Treasury Index (the "Index"). This Index includes all U.S. Treasury notes and bonds with maturities of three years or greater and less than five years. This policy should prevent the volatility of the Fund's Share price from significantly exceeding the average volatility of short-to-intermediate term U.S. Treasury securities.

The adviser uses three principal methods to enhance the portfolio's returns as compared to the Index. First, the adviser tries to extend the portfolio's average duration when it expects interest rates to fall and shorten the duration when it expects interest rates to rise. This method seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

Second, in constructing a portfolio with a targeted average duration, the adviser tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less, or in a different direction than shorter-term interest rates. As a general matter, the adviser typically structures the portfolio in one of three ways:

* A "bulleted" portfolio structure consists primarily of securities with durations close to the portfolio's average duration. The adviser may use this structure, for example, when it expects the difference between longer-term and shorter-term interest rates to increase.

* A "barbelled" portfolio structure consists primarily of securities with durations above and below the average duration. The adviser may use this structure, for example, when it expects the difference between longer- term and shorter-term interest rates to decrease.

* A "laddered" portfolio structure consists of securities with durations above, below, and at the average duration. The adviser may use this structure, for example, when it expects longer-term and shorter-term interest rates to change by approximately the same amount.

Third, the adviser tries to obtain securities issued by agencies and instrumentalities of the U.S. that it expects to provide better returns than U.S. Treasury securities of comparable duration. The adviser generally uses ongoing relative value analysis to compare the current yield differences of securities to their historical and expected yield differences.

The adviser's interest rate outlook is the most important factor in selecting the methods used to manage the Fund's portfolio. The adviser formulates its interest rate outlook by analyzing a variety of factors such as:

*  current and expected U.S. economic growth;

*  current and expected interest rates and inflation;

*  the Federal Reserve Board's monetary policy; and

*  changes in the supply of or demand for U.S. government securities.

In selecting individual securities, the adviser analyzes how the security should perform in response to expected interest rate changes as compared to other securities of comparable risk.

As a consequence of this strategy, most of the Fund's portfolio consists of securities paying interest exempt from state taxation. The Fund also invests in repurchase agreements for U.S. government securities. Although repurchase agreements are collateralized by the same types of securities in which the Fund invests, income from repurchase agreements is not exempt from state taxation. The Fund uses repurchase agreements to invest cash balances and shorten duration, so the amount of state taxable income may vary with market conditions. See "Tax Information" for an explanation of how your investment in the Fund may be taxed.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

The Fund invests primarily in the following types of U.S. government securities:

U.S. TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

U.S. GOVERNMENT AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. This is also referred to as "interest rate risk." Due to the Fund's average duration policy, it is expected to have less interest rate risk than Federated U.S. Government Securities Fund: 5-10 Years or Federated U.S. Government Bond Fund, both of which have longer average durations than the Fund, and more interest rate risk than Federated U.S. Government Securities Fund: 1-3 Years, which has a shorter average duration than the Fund.

What Do Shares Cost?


You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service.

The Fund values short-term obligations according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined by the Board.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?


The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals, directly or through investment professionals.


The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire

ABA Number 011000028
Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE


You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:


Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES


The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION


The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

SUSAN M. NASON


Susan M. Nason has been the Fund's Portfolio Manager since September 1991. She is a Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.


ROBERT J. OSTROWSKI


Robert J. Ostrowski has been the Fund's Portfolio Manager since September 1997. Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He currently serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997 and served as a Vice President of the Fund's Adviser from 1996 to 1997. Prior to that, Mr. Ostrowski served as a Vice President of a Federated advisory subsidiary from 1993 to 1996. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.


ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS


The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

Information for the fiscal year ended January 31, 2000 has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus. Previous fiscal years were audited by other auditors.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

YEAR ENDED JANUARY 31              2000          1999          1998
1997          1996
NET ASSET VALUE, BEGINNING
OF PERIOD                        $10.91        $10.73        $10.48
$10.74        $10.11
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income              0.51          0.55          0.59
0.57          0.64
Net realized and
unrealized gain (loss)
on investments                    (0.66)         0.18          0.25
(0.26)         0.63
TOTAL FROM INVESTMENT
OPERATIONS                        (0.15)         0.73          0.84
0.31          1.27
LESS DISTRIBUTIONS:
Distributions from net

investment income                 (0.51)        (0.55)        (0.59)
(0.57)        (0.64)
NET ASSET VALUE, END OF
PERIOD                           $10.25        $10.91        $10.73
$10.48        $10.74
TOTAL RETURN 1                    (1.41%)        7.01%         8.24%
3.01%        12.86%

RATIOS TO AVERAGE NET
ASSETS:

Expenses                           0.56%         0.55%         0.54%
0.54%         0.54%
Net investment income              4.80%         5.13%         5.58%
5.42%         6.07%
Expense

waiver/reimbursement 2             0.24%         0.24%         0.25%
0.26%         0.25%
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                  $613,346      $739,058      $696,613
$782,056      $871,966
Portfolio turnover                  172%          126%
71%           99%          117%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

JANUARY 31, 2000

PRINCIPAL

AMOUNT                                                   VALUE
                 GOVERNMENT AGENCIES-19.9%
  $ 21,100,000   Federal Farm Credit

                 System, 5.700%, 6/18/2003       $  20,188,902
    25,000,000   Federal Home Loan Bank
                 System, 6.125%, 8/15/2003          24,203,750
    25,685,000   Federal Home Loan Bank
                 System, 5.575%, 9/2/2003           24,416,932
    20,000,000   Federal Home Loan Bank
                 System, 5.125%, 9/15/2003          18,729,200
    47,200,000   Federal Home Loan Bank
                 System, 6.250%, 11/15/2004         45,311,528
                 TOTAL GOVERNMENT AGENCIES
                 (IDENTIFIED COST
                 $136,484,680)                     132,850,312
                 U.S. TREASURY OBLIGATIONS-
                 77.5%

    38,500,000   5.500%, 1/31/2003                  37,307,270
    32,500,000   6.250%, 2/15/2003                  32,130,475
    25,500,000   5.750%, 4/30/2003                  24,825,780
    54,000,000   5.250%, 8/15/2003                  51,616,980
    48,000,000   5.750%, 8/15/2003                  46,610,880
    36,000,000   11.875%, 11/15/2003                42,029,280
    44,300,000   5.250%, 5/15/2004                  41,938,810
    60,000,000   7.250%, 5/15/2004                  61,156,200
    58,200,000   6.000%, 8/15/2004                  56,577,384
    46,000,000   7.250%, 8/15/2004                  46,908,960
    42,700,000   5.875%, 11/15/2004                 41,288,765
    35,000,000   7.875%, 11/15/2004                 36,570,450
                 TOTAL U.S. TREASURY
                 (IDENTIFIED COST
                 $533,058,358)                     518,961,234
                 REPURCHASE AGREEMENTS-1.1%
                 1

     7,310,000   Societe Generale, New
                 York, 5.690%, dated
                 1/31/2000, due 2/1/2000

                 (amortized cost)                    7,310,000
                 TOTAL INVESTMENTS
                 (IDENTIFIED COST
                 $676,853,038) 2                 $ 659,121,546

1 The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is though participation in a joint account with other Federated funds.

2 The cost of investments for federal tax purpose amounts to $677,669,610. Unrealized depreciation of investments on a federal tax basis amounts to $18,548,064 at January 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($668,895,310) at January 31, 2000.

Statement of Assets and Liabilities

JANUARY 31, 2000

ASSETS:
Total investments in
securities, at value
(identified cost
$676,853,038 and tax
cost $677,669,610)                              $ 659,121,546
Income receivable                                  13,121,648
Receivable for shares sold                            665,609
Other assets                                           12,821
TOTAL ASSETS                                      672,921,624
LIABILITIES:
Payable for shares

redeemed                        $ 2,384,976
Income distribution
payable                           1,515,765
Payable to bank                     125,573
TOTAL LIABILITIES                                   4,026,314
Net assets for 65,286,219
shares outstanding                              $ 668,895,310
NET ASSETS CONSIST OF:
Paid in capital                                 $ 714,725,844
Net unrealized
depreciation of
investments                                       (17,731,492)
Accumulated net realized
loss on investments                               (28,098,806)
Distributions in excess of
net investment income                                    (236)
TOTAL NET ASSETS                                $ 668,895,310
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
$613,346,249 / 59,864,393
shares outstanding                                     $10.25
INSTITUTIONAL SERVICE
SHARES:
$55,549,061 / 5,421,826
shares outstanding                                     $10.25

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED JANUARY 31, 2000

INVESTMENT INCOME:
Interest                                                              $
38,920,086
EXPENSES:

Investment adviser fee                             $
2,903,615

Administrative personnel
and services fee

547,224

Custodian fees

40,280

Transfer and dividend

disbursing agent fees and
expenses

198,471

Directors'/Trustees' fees

18,397

Auditing fees

13,859

Legal fees

9,565

Portfolio accounting fees

132,177
Distribution services fee-
Institutional Service
Shares

138,889
Shareholder services fee-
Institutional Shares

1,675,870
Shareholder services fee-
Institutional Service
Shares

138,889

Share registration costs

35,208

Printing and postage

53,397

Insurance premiums

1,805

Miscellaneous

5,020

TOTAL EXPENSES
5,912,666
WAIVERS:

Waiver of distribution
services fee-Institutional

Service Shares                  $   (127,778)
Waiver of shareholder
services fee-Institutional
Shares                            (1,608,836)
Waiver of shareholder
services fee-Institutional
Service Shares                        (5,555)
TOTAL WAIVERS                                        (1,742,169)
Net expenses

4,170,497

Net investment income
34,749,589
REALIZED AND UNREALIZED
LOSS ON INVESTMENTS:
Net realized loss on
investments
(16,617,582)
Net change in unrealized
depreciation of
investments
(29,829,370)
Net realized and
unrealized loss on
investments
(46,446,952)
Change in net assets
resulting from operations                                            $
(11,697,363)


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

YEAR ENDED JANUARY 31                      2000                 1999
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:

Net investment income            $   34,749,589       $   38,762,428
Net realized gain (loss) on
investments ($(8,794,378)
and $18,462,945,
respectively, as computed
for federal tax purposes)           (16,617,582)          18,462,945
Net change in unrealized
depreciation                        (29,829,370)          (5,047,854)
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS           (11,697,363)          52,177,519
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income
Institutional Shares                (32,202,985)         (36,624,367)
Institutional Service
Shares                               (2,548,497)          (2,130,792)
CHANGE IN NET ASSETS
RESULTING FROM
DISTRIBUTIONS

TO SHAREHOLDERS                     (34,751,482)         (38,755,159)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                              316,352,033          395,513,622
Net asset value of shares
issued to shareholders in
payment of
distributions declared               16,880,482           17,839,525
Cost of shares redeemed            (408,169,991)        (369,831,679)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                        (74,937,476)          43,521,468
Change in net assets               (121,386,321)          56,943,828
NET ASSETS:
Beginning of period                 790,281,631          733,337,803
End of period                    $  668,895,310       $  790,281,631

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JANUARY 31, 2000

ORGANIZATION

Federated U.S. Government Securities Fund: 2-5 Years is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide current income. The Fund offers two classes of shares: Institutional Shares and Institutional Services Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Additionally, net capital losses of $7,006,632 attributable to security transactions incurred after October 31, 1999, are treated as arising on February 1, 2000, the first day of the fund's next fiscal year.

At January 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $20,275,602 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

EXPIRATION YEAR   EXPIRATION AMOUNT
2003                    $11,004,150
2006                        477,074
2008                      8,794,378

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparts to perform under the contract.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

YEAR ENDED JANUARY 31
2000                                 1999
INSTITUTIONAL SHARES:            SHARES               AMOUNT
SHARES               AMOUNT
Shares sold                    26,018,905       $  275,393,620
33,291,694       $  359,916,788
Shares issued to
shareholders in payment of
distributions declared          1,413,172           14,861,522
1,494,967           16,132,483
Shares redeemed               (35,297,552)        (372,933,185)
(32,008,413)        (346,233,579)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE
TRANSACTIONS                   (7,865,475)      $  (82,678,043)
2,778,248       $   29,815,692

YEAR ENDED JANUARY 31
2000                                 1999
INSTITUTIONAL SERVICES
SHARES:                          SHARES               AMOUNT
SHARES               AMOUNT
Shares sold                     3,881,281       $   40,958,413
3,294,054       $   35,596,834
Shares issued to
shareholders in payment of
distributions declared            192,185            2,018,960
158,154            1,707,042
Shares redeemed                (3,346,029)         (35,236,806)
(2,182,036)         (23,598,100)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICES
SHARE TRANSACTIONS                727,437       $    7,740,567
1,270,172       $   13,705,776
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS             (7,138,038)      $  (74,937,476)
4,048,420       $   43,521,468

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended January 31, 2000, were as follows:

Purchases     $ 1,203,754,813
Sales         $ 1,261,083,593

CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)

On May 19, 1999, the Trustees, upon the recommendation of its Audit Committee, requested and subsequently accepted the resignation of Arthur Andersen LLP ("AA") as the Fund's independent auditors. AA reports on the Fund's financial statements for the fiscal years ended December 31, 1997 and December 31, 1998 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended December 31, 1997 and December 31, 1998: (i) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1934, as amended.

The Fund, by action of its Trustees, upon the recommendation of the Audit Committee, has engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Fund's financial statements for the fiscal year ended December 31, 1999. During the Fund's fiscal years ended December 31, 1997 and December 31, 1998, neither the Fund nor anyone on its behalf has consulted E&Y on items which
(1) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements, or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated U.S. Government Securities Fund: 2-5 Years (the "Fund"), as of January 31, 2000, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended January 31, 1999, and the financial highlights for each of the four years then ended were audited by other auditors whose report dated March 26, 1999 expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated U.S. Government Securities Fund: 2-5 Years at January 31, 2000, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

[Graphic]

Boston, Massachusetts
March 13, 2000

[Graphic]

Federated U.S. Government Securities Fund: 2-5 Years

INSTITUTIONAL SHARES


MARCH 31, 2000

A Statement of Additional Information (SAI) dated March 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341- 7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.

[Graphic]
Federated
Federated U.S. Government Securities Fund:
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 811-3387

Cusip 31428P103


8022502A-IS (3/00)

[Graphic]



PROSPECTUS

Federated U.S. Government Securities Fund: 2-5 Years

INSTITUTIONAL SERVICE SHARES


A mutual fund seeking to provide current income by investing in a portfolio of short-to-intermediate U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


MARCH 31, 2000


CONTENTS

Risk/Return Summary  1
What are the Fund's Fees and Expenses?  3
What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  6
What Do Shares Cost?  6
How is the Fund Sold?  7
How to Purchase Shares  7

How to Redeem Shares  8

Account and Share Information  10
Who Manages the Fund?  11
Financial Information  12

Report of Ernst & Young LLP, Independent Auditors  22


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified, short-to- intermediate term portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund maintains a weighted average portfolio duration that is within 20 percent of the weighted average portfolio duration of the Merrill Lynch 3-5 Year Treasury Index. This index is a market capitalization weighted index including all U.S. Treasury Notes and Bonds with maturities greater than or equal to three years and less than five years.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factor that may reduce the Fund's returns is changes in prevailing interest rates. An increase in interest rates may result in a decrease in the value of Fund Shares.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consist s of a bar chart representing the annual total returns of Institutional Service Shares as of the calendar year-end for each of the 7 years.

The `y' axis reflects the "% Total Return" beginning with "-0.5" and increasing in increments of 5% up to 15%.

The `x' axis represents calculation periods for the last 7 calendar years of the Fund's start of business, beginning with the earliest year. The light gray shaded chart features 7 distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 1999. The percentages noted are: 6.83% -2.16%,13.29%,3.32%,6.87%,7.84%,-0.77%.

The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge
(load). Hence, the total returns displayed above are based upon the net asset value.

Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 4.66% (quarter ended September 30, 1998). Its lowest quarterly return was (1.57%) (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN

The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar period December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Merrill Lynch 3 Year Treasury Index (MLTYT) and Merrill Lynch 3-5 Year Treasury Index (MLTFYT), broad-based market indexes, the Lipper Short U.S. Treasury Funds Average (LSUSTFA) and the Lipper Short Intermediate U.S. Government Funds Average (LSIUSGFA), an average of funds with similar investment objectives. Total returns for the indexes shown do not reflect sales charges, expense, or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged and it is not possible to invest directly in an index.

CALENDAR PERIOD           FUND     MLTYT   MLTFYT   LSUSTFA   LSIUSGFA
1 Year                    (0.77%)  1.43%   0.04%    1.68%     0.65%
5 Years                    6.01%   6.83%   7.23%    5.96%     6.00%
Start of Performance 1     5.20%   5.92%   6.34%    5.21%     6.47%

1 The fund's Institutional Service Shares start of performance date was May 30, 1992.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED U.S. GOVERNMENT SECURITIES FUND:  2-5 YEARS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.

SHAREHOLDER
FEES


Fees Paid Directly
From
Your
Investment
Maximum Sales
Charge
(Load) Imposed
on
Purchases (as a
percentage
of offering
price)                                                                   None
Maximum Deferred
Sales
Charge (Load) (as
a
percentage of
original
purchase price
or
redemption
proceeds,
as
applicable)
None
Maximum Sales
Charge
(Load) Imposed
on
Reinvested Dividends
(and
other
Distributions)
(as a percentage
of
offering
price)
None
Redemption Fee (as
a
percentage of
amount
redeemed, if
applicable)                                                             None
Exchange
Fee
None

ANNUAL FUND
OPERATING
EXPENSES (Before Waiver)
1
Expenses That are
Deducted
From Fund Assets
(as
percentage of average
net
assets)
Management
Fee
0.40%
Distribution (12b-1) Fee
2                                                           0.25%
Shareholder Services Fee
3                                                           0.25%
Other
Expenses
0.15%
Total Annual
Fund
Operating
Expenses
1.05%

1 Although not contractually obligated to do so, the distributor and the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended
January 31, 2000.

 Total Waivers of
Fund
Expenses

0.24%

 Total Actual Annual
Fund
Operating Expenses
(after

waiver)
0.81%

2 The distributor voluntarily waived a portion of the Institutional Service
Shares distribution (12b-1) fee. The distributor can terminate this voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund's
Institutional Service Shares (after voluntary waiver) was 0.02% for the year ended January 31, 2000.

3 The shareholder services provider voluntarily waived a portion of the Institutional Service Shares shareholder service fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund's Institutional Service Shares (after voluntary waiver) was 0.24% for the year ended January 31, 2000.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year   $   107
3 Years  $   334
5 Years  $   579
10 Years $ 1,283


What are the Fund's Investment Strategies?

The Fund invests in a portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund's adviser actively manages its portfolio, seeking to limit the interest rate risk taken by the Fund while selecting investments that should offer enhanced returns based upon the adviser's interest rate outlook.

The adviser manages the Fund's interest rate risk by limiting the dollar-weighted average duration of its portfolio securities to be not less than two years or more than five years. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. As a matter of investment policy, under normal market conditions, the adviser limits the average duration of the portfolio to within 20% of the duration of the Merrill Lynch 3-5 Year Treasury Index (the "Index"). This Index includes all U.S. Treasury notes and bonds with maturities of three years or greater and less than five years. This policy should prevent the volatility of the Fund's Share price from significantly exceeding the average volatility of short-to-intermediate term U.S. Treasury securities.

The adviser uses three principal methods to enhance the portfolio's returns as compared to the Index. First, the adviser tries to extend the portfolio's average duration when it expects interest rates to fall and shorten the duration when it expects interest rates to rise. This method seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

Second, in constructing a portfolio with a targeted average duration, the adviser tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less, or in a different direction than shorter-term interest rates. As a general matter, the adviser typically structures the portfolio in one of three ways:

* A "bulleted" portfolio structure consists primarily of securities with durations close to the portfolio's average duration. The adviser may use this structure, for example, when it expects the difference between longer-term and shorter-term interest rates to increase.

* A "barbelled" portfolio structure consists primarily of securities with durations above and below the average duration. The adviser may use this structure, for example, when it expects the difference between longer- term and shorter-term interest rates to decrease.

* A "laddered" portfolio structure consists of securities with durations above, below, and at the average duration. The adviser may use this structure, for example, when it expects longer-term and shorter-term interest rates to change by approximately the same amount.

Third, the adviser tries to obtain securities issued by agencies and instrumentalities of the U.S. that it expects to provide better returns than U.S. Treasury securities of comparable duration. The adviser generally uses ongoing relative value analysis to compare the current yield differences of securities to their historical and expected yield differences.

The adviser's interest rate outlook is the most important factor in selecting the methods used to manage the Fund's portfolio. The adviser formulates its interest rate outlook by analyzing a variety of factors such as:

*  current and expected U.S. economic growth;

*  current and expected interest rates and inflation;

*  the Federal Reserve Board's monetary policy; and

*  changes in the supply of or demand for U.S. government securities.

In selecting individual securities, the adviser analyzes how the security should perform in response to expected interest rate changes as compared to other securities of comparable risk.

As a consequence of this strategy, most of the Fund's portfolio consists of securities paying interest exempt from state taxation. The Fund also invests in repurchase agreements for U.S. government securities. Although repurchase agreements are collateralized by the same types of securities in which the Fund invests, income from repurchase agreements is not exempt from state taxation. The Fund uses repurchase agreements to invest cash balances and shorten duration, so the amount of state taxable income may vary with market conditions. See "Tax Information" for an explanation of how your investment in the Fund may be taxed.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

The Fund invests primarily in the following types of U.S. government securities:

U.S. TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

U.S. GOVERNMENT AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. This is also referred to as "interest rate risk." Due to the Fund's average duration policy, it is expected to have less interest rate risk than Federated U.S. Government Securities Fund: 5-10 Years or Federated U.S. Government Bond Fund, both of which have longer average durations than the Fund, and more interest rate risk than Federated U.S. Government Securities Fund: 1-3 Years, which has a shorter average duration than the Fund.

What Do Shares Cost?


You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund does not charge a front-end sales charge.

The Fund generally values fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service.

The Fund values short-term obligations according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined by the Board.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?


The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals, directly or through investment professionals.


When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional directly from the Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire

ABA Number 011000028
Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).


BY AUTOMATED CLEARING HOUSE (ACH)


Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL


Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE


You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:


Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;


* amount to be redeemed; and


* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.


A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS


TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES


The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS


You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION


The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

SUSAN M. NASON


Susan M. Nason has been the Fund's Portfolio Manager since September 1991. She is a Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.


ROBERT J. OSTROWSKI


Robert J. Ostrowski has been the Fund's Portfolio Manager since September 1997. Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He currently serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997 and served as a Vice President of the Fund's Adviser from 1996 to 1997. Prior to that, Mr. Ostrowski served as a Vice President of a Federated advisory subsidiary from 1993 to 1996. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.


ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS


The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

Information for the fiscal year ended January 31, 2000 has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus. Previous fiscal years were audited by other auditors.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

YEAR ENDED JANUARY 31            2000         1999         1998
1997         1996
NET ASSET VALUE, BEGINNING
OF PERIOD                      $10.91        $10.73       $10.48
$10.74      $10.11
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income            0.48          0.54         0.56
0.54        0.61
Net realized and
unrealized gain (loss)
on investments                  (0.66)         0.18         0.25
(0.26)       0.63
TOTAL FROM INVESTMENT
OPERATIONS                      (0.18)         0.72         0.81
0.28        1.24
LESS DISTRIBUTIONS:
Distributions from net

investment income               (0.48)        (0.54)       (0.56)
(0.54)      (0.61)
NET ASSET VALUE, END OF
PERIOD                         $10.25        $10.91       $10.73
$10.48      $10.74
TOTAL RETURN 1                  (1.66%)        6.75%        7.97%
2.76%      12.58%

RATIOS TO AVERAGE NET
ASSETS:

Expenses                         0.81  %       0.80%        0.79%
0.79%       0.79%
Net investment income            4.58  %       4.88%        5.33%
5.16%       5.85%
Expenses

waiver/reimbursement 2           0.24  %       0.24%        0.25%
0.26%       0.25%
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                 $55,549       $51,224      $36,725
$25,791     $32,317
Portfolio turnover                172%          126%          71%
99%        117%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

JANUARY 31, 2000

PRINCIPAL

AMOUNT                                                   VALUE
                 GOVERNMENT AGENCIES-19.9%
  $ 21,100,000   Federal Farm Credit

                 System, 5.700%, 6/18/2003       $  20,188,902
    25,000,000   Federal Home Loan Bank
                 System, 6.125%, 8/15/2003          24,203,750
    25,685,000   Federal Home Loan Bank
                 System, 5.575%, 9/2/2003           24,416,932
    20,000,000   Federal Home Loan Bank
                 System, 5.125%, 9/15/2003          18,729,200
    47,200,000   Federal Home Loan Bank
                 System, 6.250%, 11/15/2004         45,311,528
                 TOTAL GOVERNMENT AGENCIES
                 (IDENTIFIED COST
                 $136,484,680)                     132,850,312
                 U.S. TREASURY OBLIGATIONS-
                 77.5%

    38,500,000   5.500%, 1/31/2003                  37,307,270
    32,500,000   6.250%, 2/15/2003                  32,130,475
    25,500,000   5.750%, 4/30/2003                  24,825,780
    54,000,000   5.250%, 8/15/2003                  51,616,980
    48,000,000   5.750%, 8/15/2003                  46,610,880
    36,000,000   11.875%, 11/15/2003                42,029,280
    44,300,000   5.250%, 5/15/2004                  41,938,810
    60,000,000   7.250%, 5/15/2004                  61,156,200
    58,200,000   6.000%, 8/15/2004                  56,577,384
    46,000,000   7.250%, 8/15/2004                  46,908,960
    42,700,000   5.875%, 11/15/2004                 41,288,765
    35,000,000   7.875%, 11/15/2004                 36,570,450
                 TOTAL U.S. TREASURY
                 (IDENTIFIED COST
                 $533,058,358)                     518,961,234
                 REPURCHASE AGREEMENTS-1.1%
                 1

     7,310,000   Societe Generale, New
                 York, 5.690%, dated
                 1/31/2000, due 2/1/2000

                 (amortized cost)                    7,310,000
                 TOTAL INVESTMENTS
                 (IDENTIFIED COST
                 $676,853,038) 2                 $ 659,121,546

1 The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is though participation in a joint account with other Federated funds.

2 The cost of investments for federal tax purpose amounts to $677,669,610. Unrealized depreciation of investments on a federal tax basis amounts to $18,548,064 at January 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($668,895,310) at January 31, 2000.

Statement of Assets and Liabilities

JANUARY 31, 2000

ASSETS:
Total investments in
securities, at value
(identified cost
$676,853,038 and tax
cost $677,669,610)                              $ 659,121,546
Income receivable                                  13,121,648
Receivable for shares sold                            665,609
Other assets                                           12,821
TOTAL ASSETS                                      672,921,624
LIABILITIES:
Payable for shares

redeemed                        $ 2,384,976
Income distribution
payable                           1,515,765
Payable to bank                     125,573
TOTAL LIABILITIES                                   4,026,314
Net assets for 65,286,219
shares outstanding                              $ 668,895,310
NET ASSETS CONSIST OF:
Paid in capital                                 $ 714,725,844
Net unrealized
depreciation of
investments                                       (17,731,492)
Accumulated net realized
loss on investments                               (28,098,806)
Distributions in excess of
net investment income                                    (236)
TOTAL NET ASSETS                                $ 668,895,310
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
$613,346,249 / 59,864,393
shares outstanding                                     $10.25
INSTITUTIONAL SERVICE
SHARES:
$55,549,061 / 5,421,826
shares outstanding                                     $10.25

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED JANUARY 31, 2000

INVESTMENT INCOME:
Interest                                                              $
38,920,086
EXPENSES:

Investment adviser fee                             $
2,903,615

Administrative personnel
and services fee

547,224

Custodian fees

40,280

Transfer and dividend

disbursing agent fees and
expenses

198,471

Directors'/Trustees' fees

18,397

Auditing fees

13,859

Legal fees

9,565

Portfolio accounting fees

132,177
Distribution services fee-
Institutional Service
Shares

138,889
Shareholder services fee-
Institutional Shares

1,675,870
Shareholder services fee-
Institutional Service
Shares

138,889

Share registration costs

35,208

Printing and postage

53,397

Insurance premiums

1,805

Miscellaneous

5,020

TOTAL EXPENSES
5,912,666
WAIVERS:

Waiver of distribution
services fee-Institutional

Service Shares                  $   (127,778)
Waiver of shareholder
services fee-Institutional
Shares                            (1,608,836)
Waiver of shareholder
services fee-Institutional
Service Shares                        (5,555)
TOTAL WAIVERS                                        (1,742,169)
Net expenses

4,170,497

Net investment income
34,749,589
REALIZED AND UNREALIZED
LOSS ON INVESTMENTS:
Net realized loss on
investments
(16,617,582)
Net change in unrealized
depreciation of
investments
(29,829,370)
Net realized and
unrealized loss on
investments
(46,446,952)
Change in net assets
resulting from operations                                            $
(11,697,363)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

YEAR ENDED JANUARY 31                      2000                 1999
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:

Net investment income            $   34,749,589       $   38,762,428
Net realized gain (loss) on
investments ($(8,794,378)
and $18,462,945,
respectively, as computed
for federal tax purposes)           (16,617,582)          18,462,945
Net change in unrealized
depreciation                        (29,829,370)          (5,047,854)
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS           (11,697,363)          52,177,519
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income
Institutional Shares                (32,202,985)         (36,624,367)
Institutional Service
Shares                               (2,548,497)          (2,130,792)
CHANGE IN NET ASSETS
RESULTING FROM
DISTRIBUTIONS

TO SHAREHOLDERS                     (34,751,482)         (38,755,159)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                              316,352,033          395,513,622
Net asset value of shares
issued to shareholders in
payment of
distributions declared               16,880,482           17,839,525
Cost of shares redeemed            (408,169,991)        (369,831,679)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                        (74,937,476)          43,521,468
Change in net assets               (121,386,321)          56,943,828
NET ASSETS:
Beginning of period                 790,281,631          733,337,803
End of period                    $  668,895,310       $  790,281,631

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JANUARY 31, 2000

ORGANIZATION

Federated U.S. Government Securities Fund: 2-5 Years is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide current income. The Fund offers two classes of shares: Institutional Shares and Institutional Services Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short- term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Additionally, net capital losses of $7,006,632 attributable to security transactions incurred after October 31, 1999, are treated as arising on February 1, 2000, the first day of the fund's next fiscal year.

At January 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $20,275,602 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

EXPIRATION YEAR   EXPIRATION AMOUNT
2003                    $11,004,150
2006                        477,074
2008                      8,794,378

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparts to perform under the contract.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

YEAR ENDED JANUARY 31
2000                                 1999
INSTITUTIONAL SHARES:            SHARES               AMOUNT
SHARES               AMOUNT
Shares sold                    26,018,905       $  275,393,620
33,291,694       $  359,916,788
Shares issued to
shareholders in payment of
distributions declared          1,413,172           14,861,522
1,494,967           16,132,483
Shares redeemed               (35,297,552)        (372,933,185)
(32,008,413)        (346,233,579)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE
TRANSACTIONS                   (7,865,475)      $  (82,678,043)
2,778,248       $   29,815,692

YEAR ENDED JANUARY 31
2000                                 1999
INSTITUTIONAL SERVICES
SHARES:                          SHARES               AMOUNT
SHARES               AMOUNT
Shares sold                     3,881,281       $   40,958,413
3,294,054       $   35,596,834
Shares issued to
shareholders in payment of
distributions declared            192,185            2,018,960
158,154            1,707,042
Shares redeemed                (3,346,029)         (35,236,806)
(2,182,036)         (23,598,100)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICES
SHARE TRANSACTIONS                727,437       $    7,740,567
1,270,172       $   13,705,776
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS             (7,138,038)      $  (74,937,476)
4,048,420       $   43,521,468

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended January 31, 2000, were as follows:

Purchases     $ 1,203,754,813
Sales         $ 1,261,083,593

CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)

On May 19, 1999, the Trustees, upon the recommendation of its Audit Committee, requested and subsequently accepted the resignation of Arthur Andersen LLP ("AA") as the Fund's independent auditors. AA reports on the Fund's financial statements for the fiscal years ended December 31, 1997 and December 31, 1998 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended December 31, 1997 and December 31, 1998: (i) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1934, as amended.

The Fund, by action of its Trustees, upon the recommendation of the Audit Committee, has engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Fund's financial statements for the fiscal year ended December 31, 1999. During the Fund's fiscal years ended December 31, 1997 and December 31, 1998, neither the Fund nor anyone on its behalf has consulted E&Y on items which
(1) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements, or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated U.S. Government Securities Fund: 2-5 Years (the "Fund"), as of January 31, 2000, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended January 31, 1999, and the financial highlights for each of the four years then ended were audited by other auditors whose report dated March 26, 1999 expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated U.S. Government Securities Fund: 2-5 Years at January 31, 2000, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

[Graphic]

Boston, Massachusetts
March 13, 2000

[Graphic]

Federated U.S. Government Securities Fund: 2-5 Years

INSTITUTIONAL SERVICE SHARES


MARCH 31, 2000

A Statement of Additional Information (SAI) dated March 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341- 7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.

[Graphic]
Federated
Federated U.S. Government Securities Fund:
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 811-3387

Cusip 31428P202


8022502A-SS (3/00)

[Graphic]


STATEMENT OF ADDITIONAL INFORMATION

Federated U.S. Government Securities Fund: 2-5 Years

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares and Institutional Service Shares of Federated U.S. Government Securities Fund: 2-5 Years, dated March 31, 2000. Obtain the prospectuses without charge by calling 1-800-341-7400.

MARCH 31, 2000


[Graphic]
Federated
World-Class Investment Manager

Federated U.S. Government Securities Fund: 2-5 Years
Federated Investors Funds
5800 Corporate Drive

Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

8022502B (3/00)


[Graphic]

CONTENTS

How is the Fund Organized?  1
Securities in Which the Fund Invests  1

What Do Shares Cost?  3
How is the Fund Sold?  3

Exchanging Securities for Shares  4
Subaccounting Services  4
Redemption in Kind  4
Massachusetts Partnership Law  5
Account And Share Information  5
Tax Information  5
Who Manages and Provides Services to the Fund?  6
How Does the Fund Measure Performance?  9
Who is Federated Investors, Inc.?  10
Addresses  12

How is the Fund Organized?


The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on December 10, 1981. The Fund changed its name from Federated Intermediate Government Trust to Federated U.S. Government Securities Fund: 2-5 Years on April 13, 1995. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former Adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

FIXED INCOME SECURITIES

U.S. government securities pay interest at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of the security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of securities in which the Fund invests:

U.S. TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

U.S. GOVERNMENT AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States government supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs are the most common forms of stripped zero coupon securities.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a U.S. government security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

INTER-FUND BORROWING AND LENDING ARRANGEMENTS

The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter- fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

ASSET COVERAGE

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

* Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

* Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

* Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

* If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

INVESTMENT LIMITATIONS

LENDING CASH OR SECURITIES

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

BORROWING MONEY AND ISSUING SENIOR SECURITIES

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE 1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

BUYING ON MARGIN

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for clearance of purchases and sales of securities.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any of its assets provided that this shall apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

ILLIQUID SECURITIES

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

As a matter of operating policy, which may be changed without shareholder approval, the average dollar-weighted duration of the portfolio will not be less that two years nor more than five years.

The Fund may enter into repurchase agreements.

The Fund may purchase U.S. government securities on a when-issued or delayed delivery basis.


Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation or restriction.

As a matter of operating policy, the Fund will not purchase any securities while borrowings in excess of 5% or its total assets are outstanding.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

* for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

* for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short- term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

* for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

What Do Shares Cost?


The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated) for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services, such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account And Share Information

VOTING RIGHTS


Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote. Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares of all series entitled to vote.

As of March 2, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Charles Schwab & Co., San Francisco, California owned approximately 6,546,738 Shares (11.38%).

As of March 2, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares: Chittenden Bank, Burlington, Vermont owned approximately 565,359 Shares (11.28%), Planmember Services Corp., (City National Bank) Beverly Hills, California owned approximately 493,171 Shares (9.84%).

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES


The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Fund, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of one fund, and the Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of March 2, 2000 the Fund's Board and Officers as a group owned approximately less than 1% of the Fund's outstanding Institutional or Institutional Service Shares.

NAME
TOTAL

BIRTH DATE
AGGREGATE      COMPENSATION
ADDRESS                              PRINCIPAL OCCUPATIONS
COMPENSATION   FROM FUND
POSITION WITH FUND                   FOR PAST FIVE YEARS            FROM
FUND      AND FUND COMPLEX
JOHN F. DONAHUE*+#                   Chief Executive Officer
$0   $0 for the Fund and
Birth Date: July 28, 1924            and Director or Trustee
of                    43 other investment
Federated Investors Tower            the Federated
Fund                            companies in the
1001 Liberty Avenue                  Complex; Chairman
and                         Fund Complex
Pittsburgh, PA                       Director,
Federated
CHAIRMAN AND TRUSTEE                 Investors, Inc.; Chairman,
                                     Federated

Investment

                                     Management Company,
                                     Federated
Global

                                     Investment

Management

                                     Corp. and

Passport

                                     Research, Ltd.; formerly:
                                     Trustee,
Federated

                                     Investment

Management

                                     Company and Chairman

and

                                     Director,
Federated

                                     Investment Counseling.
THOMAS G. BIGLEY                     Director or Trustee of
$1,470.11   $116,760.63 for the
Birth Date: February 3, 1934         the Federated
Fund                            Fund and 43 other
15 Old Timber Trail                  Complex; Director,
Member                     investment companies
Pittsburgh, PA                       of Executive
Committee,                       in the Fund Complex
TRUSTEE                              Children's Hospital
of
                                     Pittsburgh; Director,
                                     Robroy Industries, Inc.
                                     (coated steel
conduits/
                                     computer

storage

                                     equipment); formerly:
                                     Senior Partner, Ernst

&
                                     Young LLP; Director,
MED

                                     3000 Group, Inc.
                                     (physician
practice

                                     management); Director,
                                     Member of
Executive

                                     Committee, University

of

                                     Pittsburgh.
JOHN T. CONROY, JR.                  Director or Trustee of the
$1,617.36   $128,455.37 for the
Birth Date: June 23, 1937            Federated Fund
Complex;                       Fund and 43 other
Grubb & Ellis/Investment             President,
Investment                         investment companies
Properties Corporation               Properties
Corporation;                       in the Fund Complex
3201 Tamiami Trail North             Senior Vice President,
Naples, FL                           John R. Wood
and
TRUSTEE                              Associates, Inc.,
                                     Realtors; Partner

or

                                     Trustee in private

real

                                     estate ventures
in

                                     Southwest Florida;
                                     formerly: President,
                                     Naples

Property

                                     Management, Inc.
and

                                     Northgate

Village

                                     Development Corporation.
NICHOLAS P. CONSTANTAKIS             Director or Trustee of the
$367.03   $73,191.21 for the
Birth Date: September 3, 1939        Federated Fund
Complex;                       Fund and 37 other
175 Woodshire Drive                  Director, Michael
Baker                       investment companies
Pittsburgh, PA                       Corporation
(engineering,                     in the Fund Complex
TRUSTEE                              construction,
operations
                                     and technical services);
                                     formerly: Partner,
                                     Andersen Worldwide SC.
JOHN F. CUNNINGHAM++                 Director or Trustee of some
$734.00   $93,190.48 for the
Birth Date: March 5, 1943            of the Federated
Fund                         Fund and 37 other
353 El Brillo Way                    Complex;
Chairman,                            investment companies
Palm Beach, FL                       President and
Chief                           in the Fund Complex
TRUSTEE                              Executive Officer,
                                     Cunningham & Co., Inc.
                                     (strategic
business

                                     consulting);
Trustee

                                     Associate, Boston College;
                                     Director, Iperia Corp.
                                     (communications/software);
                                     formerly: Director,
                                     Redgate Communications
and

                                     EMC Corporation

(computer
                                     storage systems).
                                     Previous Positions:
                                     Chairman of the Board
and

                                     Chief Executive Officer,
                                     Computer Consoles, Inc.;
                                     President and
Chief

                                     Operating Officer,
Wang

                                     Laboratories; Director,
                                     First National Bank
of

                                     Boston; Director,
Apollo

                                     Computer, Inc.
LAWRENCE D. ELLIS, M.D.*             Director or Trustee of the
$1,470.11    $116,760.63 for the
Birth Date: October 11, 1932         Federated Fund
Complex;                       Fund and 43 other
3471 Fifth Avenue                    Professor of
Medicine,                        investment companies
Suite 1111                           University of
Pittsburgh;                     in the Fund Complex
Pittsburgh, PA                       Medical Director,
TRUSTEE                              University of
Pittsburgh
                                     Medical Center - Downtown;
                                     Hematologist,
Oncologist

                                     and Internist,
University

                                     of Pittsburgh

Medical

                                     Center; Member,
National

                                     Board of Trustees,
                                     Leukemia Society
of

                                     America.
PETER E. MADDEN                      Director or Trustee of the
$1,378.48   $109,153.60 for the
Birth Date: March 16, 1942           Federated Fund
Complex;                       Fund and 43 other
One Royal Palm Way                   formerly:
Representative,                     investment companies
100 Royal Palm Way                   Commonwealth
of                               in the Fund Complex
Palm Beach, FL                       Massachusetts
General
TRUSTEE                              Court; President,
State
                                     Street Bank and

Trust

                                     Company and

State

                                     Street Corporation.
                                     Previous Positions:
                                     Director, VISA USA and
VISA

                                     International;
Chairman

                                     and Director,
                                     Massachusetts
Bankers

                                     Association; Director,
                                     Depository
Trust

                                     Corporation; Director,
The

                                     Boston Stock Exchange.

NAME
TOTAL

BIRTH DATE
AGGREGATE      COMPENSATION
ADDRESS                              PRINCIPAL OCCUPATIONS
COMPENSATION   FROM FUND
POSITION WITH FUND                   FOR PAST FIVE YEARS            FROM
FUND      AND FUND COMPLEX
CHARLES F. MANSFIELD, JR.++          Director or Trustee of some
$1,543.64   $102,573.91 for the
Birth Date: April 10, 1945           of the Federated
Fund                         Fund and 40 other
80 South Road                        Complex; Executive
Vice                       investment companies
Westhampton Beach, NY                President, Legal
and                          in the Fund Complex
TRUSTEE                              External Affairs,
Dugan
                                     Valva Contess, Inc.
                                     (marketing,
                                     communications,
technology

                                     and consulting); formerly:
                                     Management Consultant.
                                     Previous Positions:
Chief

                                     Executive Officer,
PBTC

                                     International Bank;
                                     Partner, Arthur Young
&
                                     Company (now Ernst &
Young

                                     LLP); Chief

Financial

                                     Officer of Retail

Banking

                                     Sector, Chase

Manhattan

                                     Bank; Senior

Vice

                                     President, Marine

Midland

                                     Bank; Vice President,
                                     Citibank;
Assistant

                                     Professor of Banking

and

                                     Finance, Frank G.
Zarb

                                     School of Business,
                                     Hofstra University.
JOHN E. MURRAY, JR., J.D., S.J.D.#   Director or Trustee of
$1,617.36    $128,455.37 for the
Birth Date: December 20, 1932        the Federated
Fund                            Fund and 43 other
President, Duquesne University       Complex; President,
Law                       investment companies
Pittsburgh, PA                       Professor,
Duquesne                           in the Fund Complex
TRUSTEE                              University;
Consulting
                                     Partner, Mollica & Murray;
                                     Director, Michael
Baker

                                     Corp. (engineering,
                                     construction,
operations

                                     and technical services).
                                     Previous Positions:
Dean

                                     and Professor of Law,
                                     University of
Pittsburgh

                                     School of Law; Dean

and

                                     Professor of Law,
                                     Villanova
University

                                     School of Law.
MARJORIE P. SMUTS                    Director or Trustee of the
$1,470.11   $116,760.63 for the
Birth Date: June 21, 1935            Federated Fund
Complex;                       Fund and 43 other
4905 Bayard Street                   Public
Relations/                             Investment companies
Pittsburgh, PA

Marketing/Conference                          in the Fund Complex
TRUSTEE                              Planning.
                                     Previous Positions:
                                     National Spokesperson,
                                     Aluminum Company
of

                                     America;
television

                                     producer; business owner.
JOHN S. WALSH++                      Director or Trustee of some
$1,470.11   $94,536.85 for the
Birth Date: November 28, 1957        of the Federated
Fund                         Fund and 39 other
2007 Sherwood Drive                  Complex; President
and                        investment companies
Valparaiso, IN                       Director, Heat Wagon,
Inc.                    in the Fund Complex
TRUSTEE                              (manufacturer
of
                                     construction

temporary

                                     heaters); President
and

                                     Director,
Manufacturers

                                     Products, Inc.
                                     (distributor of
portable

                                     construction heaters);
                                     President, Portable

Heater

                                     Parts, a division

of

                                     Manufacturers Products,
                                     Inc.; Director, Walsh
&
                                     Kelly, Inc. (heavy
highway

                                     contractor); formerly:
                                     Vice President, Walsh

&
                                     Kelly, Inc.
GLEN R. JOHNSON                      President of some of the
$0   $0 for the Fund and
Birth Date: May 2, 1929              Funds in the Federated
Fund                   21 other investment
Federated Investors Tower            Complex; Staff
member,                        companies in the
1001 Liberty Avenue                  Federated
Securities                          Fund Complex
Pittsburgh, PA                       Corp.; formerly:
Trustee
PRESIDENT                            or Director of some of
the
                                     Funds in the Federated

Fund

                                     Complex.
J. CHRISTOPHER DONAHUE+              President or Executive
$0   $0 for the Fund and
Birth Date: April 11, 1949           Vice President of
the                         30 other investment
Federated Investors Tower            Federated Fund
Complex;                       companies in the
1001 Liberty Avenue                  Director or Trustee of
some                   Fund Complex
Pittsburgh, PA                       of the Funds in
the
EXECUTIVE VICE PRESIDENT             Federated Fund Complex;
AND TRUSTEE                          President, Chief
Executive
                                     Officer and Director,
                                     Federated Investors, Inc.;
                                     President, Chief
Executive

                                     Officer and Trustee,
                                     Federated
Investment

                                     Management Company;
                                     Trustee,
Federated

                                     Investment Counseling;
                                     President, Chief
Executive

                                     Officer and Director,
                                     Federated
Global

                                     Investment

Management

                                     Corp.; President and

Chief

                                     Executive Officer,
                                     Passport Research, Ltd.;
                                     Trustee,
Federated

                                     Shareholder

Services

                                     Company; Director,
                                     Federated
Services

                                     Company; formerly:
                                     President,
Federated

                                     Investment Counseling.
EDWARD C. GONZALES                   President, Executive Vice
$0   $0 for the Fund and
Birth Date: October 22, 1930         President and Treasurer
of                    42 other investment
Federated Investors Tower            some of the Funds in
the                      companies in the
1001 Liberty Avenue                  Federated Fund
Complex;                       Fund Complex
Pittsburgh, PA                       Vice Chairman,
Federated
EXECUTIVE VICE PRESIDENT             Investors, Inc.; Trustee,
                                     Federated

Administrative

                                     Services; formerly:
                                     Trustee or Director of
some

                                     of the Funds in
the

                                     Federated Fund Complex;
                                     CEO and Chairman,
                                     Federated
Administrative

                                     Services; Vice President,
                                     Federated
Investment

                                     Management Company,
                                     Federated
Investment

                                     Counseling,
Federated

                                     Global

Investment

                                     Management Corp.
and

                                     Passport Research, Ltd.;
                                     Director and
Executive

                                     Vice President,
Federated

                                     Securities Corp.;
                                     Director,
Federated

                                     Services Company; Trustee,
                                     Federated
Shareholder

                                     Services Company.
JOHN W. MCGONIGLE                    Executive Vice President
$0             $0 for the Fund and
Birth Date: October 26, 1938         and Secretary of
the                          43 other investment
Federated Investors Tower            Federated Fund
Complex;                       companies in the
1001 Liberty Avenue                  Executive Vice
President,                     Fund Complex
Pittsburgh, PA                       Secretary and Director,
EXECUTIVE VICE PRESIDENT             Federated Investors, Inc.;
                                     formerly: Trustee,
                                     Federated
Investment

                                     Management Company

and

                                     Federated

Investment

                                     Counseling; Director,
                                     Federated
Global

                                     Investment

Management

                                     Corp, Federated

Services

                                     Company and

Federated

                                     Securities Corp.

NAME
TOTAL

BIRTH DATE
AGGREGATE      COMPENSATION
ADDRESS                              PRINCIPAL OCCUPATIONS
COMPENSATION   FROM FUND
POSITION WITH FUND                   FOR PAST FIVE YEARS            FROM
FUND      AND FUND COMPLEX
RICHARD J. THOMAS                    Treasurer of the Federated
$0   $0 for the Fund and
Birth Date: June 17, 1954            Fund Complex; Senior
Vice                     43 other investment
Federated Investors Tower            President,
Federated                          companies in the
1001 Liberty Avenue                  Administrative
Services;                      Fund Complex
Pittsburgh, PA                       formerly: Vice President,
TREASURER                            Federated
Administrative
                                     Services; held

various

                                     management

positions

                                     within Funds

Financial

                                     Services Division

of

                                     Federated Investors, Inc.
RICHARD B. FISHER                    President or Vice
$0   $0 for the Fund and
Birth Date: May 17, 1923             President of some of
the                      41 other investment
Federated Investors Tower            Funds in the Federated
Fund                   companies in the
1001 Liberty Avenue                  Complex; Vice
Chairman,                       Fund Complex
Pittsburgh, PA                       Federated Investors, Inc.;
VICE PRESIDENT                       Chairman,
Federated
                                     Securities Corp.;
                                     formerly: Director
or

                                     Trustee of some of
the

                                     Funds in the Federated

Fund

                                     Complex; Executive

Vice

                                     President,
Federated

                                     Investors, Inc.
and

                                     Director and

Chief

                                     Executive Officer,
                                     Federated Securities Corp.
WILLIAM D. DAWSON III                Chief Investment Officer
$0   $0 for the Fund and
Birth Date: March 3, 1949            of this Fund and
various                      27 other investment
Federated Investors Tower            other Funds in
the                            companies in the
1001 Liberty Avenue                  Federated Fund
Complex;                       Fund Complex
Pittsburgh, PA                       Executive Vice President,
CHIEF INVESTMENT OFFICER             Federated
Investment
                                     Counseling,
Federated

                                     Global

Investment

                                     Management Corp.,
                                     Federated
Investment

                                     Management Company

and

                                     Passport Research, Ltd.;
                                     Director, Federated
Global

                                     Investment

Management

                                     Corp. and

Federated

Investment

                                     Management Company;
                                     Registered Representative,
                                     Federated
Securities

                                     Corp.; Portfolio Manager,
                                     Federated
Administrative

                                     Services; Vice President,
                                     Federated Investors, Inc.;
                                     formerly: Executive
Vice

                                     President and Senior

Vice

                                     President,
Federated

                                     Investment

Counseling

                                     Institutional

Portfolio

                                     Management

Services

                                     Division; Senior

Vice

                                     President,
Federated

                                     Investment

Management

                                     Company and

Passport

                                     Research, Ltd.
SUSAN M. NASON                       Susan M. Nason has been the
$0   $0 for the Fund and
Birth Date: August 29, 1961          Fund's Portfolio
Manager                      3 other investment
Federated Investors Tower            since September 1991.
She                     companies in the
1001 Liberty Avenue                  is Vice President of
the                      Fund Complex
Pittsburgh, PA                       Fund Ms. Nason
joined
VICE PRESIDENT                       Federated in 1987 and
has
                                     been a Senior

Portfolio

                                     Manager and Senior

Vice

                                     President of the

Fund's

                                     Adviser since 1997.
                                     Ms. Nason served as
a

                                     Portfolio Manager and

Vice

                                     President of the

Adviser

                                     from 1993 to 1997.
                                     Ms. Nason is a

Chartered

                                     Financial Analyst

and

                                     received her M.S.I.A.
                                     concentrating in
Finance

                                     from Carnegie

Mellon

                                     University.


* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Fund.


++ Messrs. Cunningham, and Mansfield and Walsh became members of the Board of Trustees on July 1, 1999.


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM              AVERAGE AGGREGATE DAILY NET ASSETS
ADMINISTRATIVE FEE   OF THE FEDERATED FUNDS
0.150 of 1%          on the first $250 million
0.125 of 1%          on the next $250 million
0.100 of 1%          on the next $250 million
0.075 of 1%          on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT


Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Ernst and Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES


FOR THE YEAR ENDED JANUARY 31            2000             1999
1998
Advisory Fee Earned                $2,903,615       $3,034,022    $3,003,737
Advisory Fee Reduction                      -                -             -
Brokerage Commissions                       -                -             -
Administrative Fee                    547,224          571,913       566,831
12B-1 FEE

Institutional Service Shares           11,111            8,996             -
SHAREHOLDER SERVICES FEE
Institutional Shares                   67,034           71,352             -
Institutional Service Shares          133,334          107,953             -

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?


The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD


Total returns are given for the one-year, five-year, ten-year or start of performance period ended January 31, 2000.

Yield is given for the 30-day period ended January 31, 2000.

                 30-DAY

SHARE CLASS      PERIOD      1 YEAR      5 YEARS      10 YEARS
INSTITUTIONAL
SHARES:

Total Return     NA         (1.41%)        5.83%        7.72%
Yield            6.20%         NA            NA           NA

                 30-DAY                              SINCE INCEPTION
SHARE CLASS      PERIOD      1 YEAR      5 YEARS     ON MAY 30, 1992
INSTITUTIONAL
SERVICE
SHARES:

Total Return     NA         (1.66%)        5.57%        5.07%
Yield            5.94%         NA            NA           NA


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC.


Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Trust will quote its Lipper ranking in the U.S. government funds category in advertising and sales literature.

MERRILL LYNCH 3-5 YEAR TREASURY INDEX

Merrill Lynch 3-5 Year Treasury Index is an unmanaged index comprised of U.S. Treasury securities maturing between 3 and 4.99 years.

MERRILL LYNCH 3-YEAR TREASURY INDEX



Merrill Lynch 3-5 Year Treasury Index is an unmanaged index comprised of the most recently issued 3-year U.S. Treasury notes.

MORNINGSTAR, INC.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS


In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS


In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e., utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS


In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS


In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS


In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime, 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS


Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Addresses

FEDERATED U.S.GOVERNMENT SECURITIES FUND: 2-5 YEARS

Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

                        APPENDIX

A1. The graphic presentation here displayed consists of a boxed legend in the top left hand corner indicating the components of the corresponding graph. Federated U.S. Government Securities Fund: 2-5 Years the ("Fund") is represented in the description by a solid line, Merrill Lynch 3- Year Treasury Index (MLTYT) is represented by a dotted line, Merrill Lynch 3-5 year Treasury Index (MLTFYT) is represented by a broken line, Lipper Short U.S. Treasury Fund Average (LSUSFFA) is represented by dash line, Lipper Short-Intermediate U.S. Government Funds Average (LSIUSGFA) is represented by a shaded line. The line graph is a visual representation of a comparison of change in value of a hypothetical $25,000 purchase in the Fund's Institutional Shares, MLTYT, MLTFYT, LSUSTFA, and LSIUSGFA. The "y" axis reflects computation periods from the Fund's start of business, January 31, 1990 through January 31, 2000. The right margin reflects the ending values of the hypothetical investment in the Fund as compared to MLTYT, MLTFYT, LSUSFFA, and LSIUSGFA the ending values are $45,741, $45,866, $47,142, $48,913, $51,014, respectively.

                        APPENDIX

A2. The graphic presentation displayed here consists of a boxed legend in the top left hand corner indicating the components of the corresponding graph. Federated U.S. Government Securities Fund: 2-5 Years the ("Fund") is represented in the description by a solid line, Merrill Lynch 3 Year Treasury Index (MLTYT) is represented by a dotted line, Merrill Lynch 3-5 Year Treasury Index (MLTFYT) is represented by a dash line, Lipper Short U.S. Treasury Fund (LSUSTFA) is represented by a broken line and Lipper Short-Intermediate U.S. Government Funds Average (LSIUSGFA) is represented by a shaded line. The line graph is a visual representation of a comparison of change in value of a hypothetical $25,000 purchase in the Fund's Institutional Service Shares, MLTYT, MLTFYT, LSUSTFA, LSUSTFA, and LSIUSGFA. The "y" axis reflects computation periods from the Fund's start of business, May 30, 1992 through January 31, 2000. The right margin reflects the ending values of the hypothetical investment in the Fund as compared to MLTYT, MLTFYT, LSUSTFA, LSIUSGFA; the ending values are $36,544, $36,921, $37,273, $38,724, $39,658, respectively.